Expenses by nature - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	$ 138,219	$ 130,297	$ 107,353
Raw materials and consumables	44,428	35,135	28,350
Depreciation and amortization	171,415	189,180	158,088
Depreciation of right of use assets	23,438	23,999	17,829
Fuel, lubricants and others	33,948	40,361	40,672
Maintenance and repairs	49,695	56,219	39,318
Freights	81,260	86,632	65,398
Export taxes / selling taxes	40,435	36,145	29,910
Export expenses	13,724	12,816	11,550
Contractors and services	15,178	18,154	16,245
Energy transmission	2,379	2,340	2,621
Energy power	12,387	10,118	5,985
Professional fees	17,364	14,538	11,561
Other taxes	10,322	23,597	5,111
Contingencies	461	1,115	988
Lease expense and similar arrangements	4,361	4,012	2,337
Third parties raw materials	164,296	171,249	118,432
Tax recoveries	(4,772)	(18,536)	(74)
Others	42,846	36,219	27,312
Subtotal	861,384	873,590	688,986
Own agricultural produce consumed	363,190	472,913	351,035
Total	1,224,574	1,346,503	1,040,021
General and Administrative Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	44,861	34,578	30,581
Raw materials and consumables	0	0	0
Depreciation and amortization	29,764	25,270	14,632
Depreciation of right of use assets	12,687	14,914	7,837
Fuel, lubricants and others	749	1,478	572
Maintenance and repairs	6,165	5,904	1,377
Freights	0	0	0
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	0	0	0
Energy transmission	0	0	0
Energy power	923	705	342
Professional fees	16,246	11,916	8,553
Other taxes	907	686	582
Contingencies	461	1,115	988
Lease expense and similar arrangements	1,997	1,629	975
Third parties raw materials	0	0	0
Tax recoveries	0	0	0
Others	7,362	5,685	3,881
Subtotal	122,122	103,880	70,320
Own agricultural produce consumed	0	0	0
Total	122,122	103,880	70,320
Selling Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	13,701	12,327	8,899
Raw materials and consumables	0	0	0
Depreciation and amortization	2,051	1,042	1,166
Depreciation of right of use assets	63	130	208
Fuel, lubricants and others	321	406	251
Maintenance and repairs	751	1,135	583
Freights	67,229	70,697	57,629
Export taxes / selling taxes	40,435	36,145	29,910
Export expenses	13,724	12,816	11,550
Contractors and services	0	0	0
Energy transmission	2,379	2,340	2,621
Energy power	288	223	66
Professional fees	(218)	872	1,725
Other taxes	756	35	23
Contingencies	0	0	0
Lease expense and similar arrangements	859	708	567
Third parties raw materials	0	0	0
Tax recoveries	0	0	0
Others	18,795	14,606	13,894
Subtotal	161,134	153,482	129,092
Own agricultural produce consumed	0	0	0
Total	161,134	153,482	129,092
Operating segments | Cost of production of manufactured products
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	79,657	83,392	67,873
Raw materials and consumables	44,428	35,135	28,350
Depreciation and amortization	139,600	162,868	142,290
Depreciation of right of use assets	10,688	8,955	9,784
Fuel, lubricants and others	32,878	38,477	39,849
Maintenance and repairs	42,779	49,180	37,358
Freights	14,031	15,935	7,769
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	15,178	18,154	16,245
Energy transmission	0	0	0
Energy power	11,176	9,190	5,577
Professional fees	1,336	1,750	1,283
Other taxes	8,659	22,876	4,506
Contingencies	0	0	0
Lease expense and similar arrangements	1,505	1,675	795
Third parties raw materials	164,296	171,249	118,432
Tax recoveries	(4,772)	(18,536)	(74)
Others	16,689	15,928	9,537
Subtotal	578,128	616,228	489,574
Own agricultural produce consumed	363,190	472,913	351,035
Total	941,318	1,089,141	840,609
Operating segments | Cost of production of manufactured products | Sugar, Ethanol and Energy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	41,566	47,731	47,050
Raw materials and consumables	6,373	5,930	7,878
Depreciation and amortization	119,079	149,453	131,536
Depreciation of right of use assets	10,553	8,901	9,402
Fuel, lubricants and others	29,146	35,069	37,707
Maintenance and repairs	30,080	37,045	32,594
Freights	300	395	106
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	9,973	13,031	11,313
Energy transmission	0	0	0
Energy power	902	780	776
Professional fees	891	1,166	1,105
Other taxes	8,231	22,093	4,232
Contingencies	0	0	0
Lease expense and similar arrangements	0	0	0
Third parties raw materials	38,415	39,635	31,969
Tax recoveries	(4,772)	(18,536)	(74)
Others	8,625	8,947	6,091
Subtotal	299,362	351,640	321,685
Own agricultural produce consumed	151,531	191,536	226,868
Total	450,893	543,176	548,553
Operating segments | Cost of production of manufactured products | Fertilizers
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	504
Raw materials and consumables	4,613
Depreciation and amortization	2,739
Depreciation of right of use assets	0
Fuel, lubricants and others	0
Maintenance and repairs	622
Freights	971
Export taxes / selling taxes	0
Export expenses	0
Contractors and services	0
Energy transmission	0
Energy power	1,449
Professional fees	83
Other taxes	34
Contingencies	0
Lease expense and similar arrangements	0
Third parties raw materials	0
Tax recoveries	0
Others	454
Subtotal	11,469
Own agricultural produce consumed	0
Total	11,469
Operating segments | Cost of production of manufactured products | Farming | Crops
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	5,509	5,348	2,549
Raw materials and consumables	0	0	293
Depreciation and amortization	721	2,055	3,087
Depreciation of right of use assets	0	0	0
Fuel, lubricants and others	448	263	139
Maintenance and repairs	1,727	1,698	724
Freights	840	344	80
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	3,314	2,882	2,013
Energy transmission	0	0	0
Energy power	1,523	1,392	817
Professional fees	111	91	38
Other taxes	34	87	12
Contingencies	0	0	0
Lease expense and similar arrangements	213	246	127
Third parties raw materials	20,988	5,300	3,838
Tax recoveries	0	0	0
Others	1,217	786	552
Subtotal	36,645	20,492	14,269
Own agricultural produce consumed	30,466	47,329	32,817
Total	67,111	67,821	47,086
Operating segments | Cost of production of manufactured products | Farming | Rice
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	16,108	15,941	10,541
Raw materials and consumables	2,003	886	818
Depreciation and amortization	8,275	5,204	4,514
Depreciation of right of use assets	50	54	32
Fuel, lubricants and others	1,650	1,534	665
Maintenance and repairs	5,287	5,051	2,550
Freights	8,408	11,561	5,662
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	1,086	1,554	2,705
Energy transmission	0	0	0
Energy power	3,798	3,742	2,291
Professional fees	139	362	71
Other taxes	192	478	160
Contingencies	0	0	0
Lease expense and similar arrangements	1,107	1,228	523
Third parties raw materials	26,124	40,938	35,289
Tax recoveries	0	0	0
Others	3,099	3,287	1,396
Subtotal	77,326	91,820	67,217
Own agricultural produce consumed	108,131	149,914	56,412
Total	185,457	241,734	123,629
Operating segments | Cost of production of manufactured products | Farming | Dairy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	15,970	14,372	7,733
Raw materials and consumables	31,439	28,319	19,361
Depreciation and amortization	8,786	6,156	3,153
Depreciation of right of use assets	85	0	350
Fuel, lubricants and others	1,634	1,611	1,338
Maintenance and repairs	5,063	5,386	1,490
Freights	3,512	3,635	1,921
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	805	687	214
Energy transmission	0	0	0
Energy power	3,504	3,276	1,693
Professional fees	112	131	69
Other taxes	168	218	102
Contingencies	0	0	0
Lease expense and similar arrangements	185	201	145
Third parties raw materials	78,769	85,376	47,336
Tax recoveries	0	0	0
Others	3,294	2,908	1,498
Subtotal	153,326	152,276	86,403
Own agricultural produce consumed	73,062	84,134	34,938
Total	$ 226,388	$ 236,410	$ 121,341